Finance Receivables And Loans, Net (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable, Net Reported Amount, by Category Alternative [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The composition of finance receivables and loans, net, reported at carrying value before allowance for loan losses was as follows.

	2012			2011
December 31, ($ in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total
Consumer automobile	$53,713	$2	$53,715	$46,576	$16,883	$63,459
Consumer mortgage
1st Mortgage	7,173	—	7,173	6,867	24	6,891
Home equity	2,648	—	2,648	3,102	—	3,102
Total consumer mortgage	9,821	—	9,821	9,969	24	9,993
Commercial
Commercial and industrial
Automobile	30,270	—	30,270	26,552	8,265	34,817
Mortgage	—	—	—	1,887	24	1,911
Other	2,679	18	2,697	1,178	63	1,241
Commercial real estate
Automobile	2,552	—	2,552	2,331	154	2,485
Mortgage	—	—	—	—	14	14
Total commercial	35,501	18	35,519	31,948	8,520	40,468
Loans at fair value (a)	—	—	—	603	232	835
Total finance receivables and loans (b)	$99,035	$20	$99,055	$89,096	$25,659	$114,755

(a)	Includes domestic consumer mortgages at fair value as a result of fair value option election. Refer to Note 25 for additional information.

(b)	Totals are net of unearned income, unamortized premiums and discounts, and deferred fees and costs of $895 million and $2.9 billion at December 31, 2012, and December 31, 2011, respectively.

Allowance for Credit Losses on Financing Receivables [Table Text Block]

($ in millions)	Consumer automobile	Consumer mortgage	Commercial	Total
Allowance at January 1, 2011	$970	$580	$323	$1,873
Charge-offs
Domestic	(435)	(205)	(27)	(667)
Foreign	(145)	(5)	(63)	(213)
Total charge-offs	(580)	(210)	(90)	(880)
Recoveries
Domestic	186	16	25	227
Foreign	73	1	26	100
Total recoveries	259	17	51	327
Net charge-offs	(321)	(193)	(39)	(553)
Provision for loan losses	102	126	(67)	161
Other (a)	15	3	4	22
Allowance at December 31, 2011	$766	$516	$221	$1,503
Allowance for loan losses
Individually evaluated for impairment	$7	$172	$61	$240
Collectively evaluated for impairment	749	344	160	1,253
Loans acquired with deteriorated credit quality	10	—	—	10
Finance receivables and loans at historical cost
Ending balance	63,459	9,993	40,468	113,920
Individually evaluated for impairment	69	606	464	1,139
Collectively evaluated for impairment	63,302	9,387	40,004	112,693
Loans acquired with deteriorated credit quality	88	—	—	88
The following tables present an analysis of the activity in the allowance for loan losses on finance receivables and loans.

($ in millions)	Consumer automobile	Consumer mortgage	Commercial	Total
Allowance at January 1, 2012	$766	$516	$221	$1,503
Charge-offs
Domestic	(438)	(149)	(8)	(595)
Foreign	(178)	—	(3)	(181)
Total charge-offs	(616)	(149)	(11)	(776)
Recoveries
Domestic	171	11	11	193
Foreign	76	—	33	109
Total recoveries	247	11	44	302
Net charge-offs	(369)	(138)	33	(474)
Provision for loan losses	257	86	(14)	329
Other (a)	(79)	(12)	(97)	(188)
Allowance at December 31, 2012	$575	$452	$143	$1,170
Allowance for loan losses
Individually evaluated for impairment	$16	$186	$26	$228
Collectively evaluated for impairment	556	266	117	939
Loans acquired with deteriorated credit quality	3	—	—	3
Finance receivables and loans at historical cost
Ending balance	53,715	9,821	35,519	99,055
Individually evaluated for impairment	260	873	1,538	2,671
Collectively evaluated for impairment	53,425	8,948	33,981	96,354
Loans acquired with deteriorated credit quality	30	—	—	30

(a)

Schedule Of Sales Of Financing Receivables And Loans [Table Text Block]
The following table presents information about significant sales of finance receivables and loans recorded at historical cost and transfers of finance receivables and loans from held-for-investment to held-for-sale.

December 31, ($ in millions)	2012	2011
Consumer automobile	$1,960	$3,279
Consumer mortgage	40	107
Commercial	96	34
Total sales and transfers	$2,096	$3,420

Past Due Financing Receivables [Table Text Block]
The following table presents an analysis of our past due finance receivables and loans, net, recorded at historical cost reported at carrying value before allowance for loan losses.

December 31, ($ in millions)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total finance receivables and loans
2012
Consumer automobile	$920	$213	$138	$1,271	$52,444	$53,715
Consumer mortgage
1st Mortgage	66	37	156	259	6,914	7,173
Home equity	15	6	18	39	2,609	2,648
Total consumer mortgage	81	43	174	298	9,523	9,821
Commercial
Commercial and industrial
Automobile	—	—	16	16	30,254	30,270
Mortgage	—	—	—	—	—	—
Other	—	—	1	1	2,696	2,697
Commercial real estate
Automobile	—	—	8	8	2,544	2,552
Mortgage	—	—	—	—	—	—
Total commercial	—	—	25	25	35,494	35,519
Total consumer and commercial	$1,001	$256	$337	$1,594	$97,461	$99,055
2011
Consumer automobile	$802	$162	$179	$1,143	$62,316	$63,459
Consumer mortgage
1st Mortgage	91	35	162	288	6,603	6,891
Home equity	21	11	18	50	3,052	3,102
Total consumer mortgage	112	46	180	338	9,655	9,993
Commercial
Commercial and industrial
Automobile	—	1	126	127	34,690	34,817
Mortgage	—	—	—	—	1,911	1,911
Other	—	—	1	1	1,240	1,241
Commercial real estate
Automobile	2	1	34	37	2,448	2,485
Mortgage	—	2	12	14	—	14
Total commercial	2	4	173	179	40,289	40,468
Total consumer and commercial	$916	$212	$532	$1,660	$112,260	$113,920

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
The following table presents the carrying value before allowance for loan losses of our finance receivables and loans recorded at historical cost on nonaccrual status.

December 31, ($ in millions)	2012	2011
Consumer automobile	$260	$228
Consumer mortgage
1st Mortgage	342	281
Home equity	40	58
Total consumer mortgage	382	339
Commercial
Commercial and industrial
Automobile	146	223
Mortgage	—	—
Other	33	37
Commercial real estate
Automobile	37	67
Mortgage	—	12
Total commercial	216	339
Total consumer and commercial finance receivables and loans	$858	$906

Financing Receivable Credit Quality Indicators [Table Text Block]
The following table presents pass and criticized credit quality indicators based on regulatory definitions for our commercial finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses.

	2012			2011
December 31, ($ in millions)	Pass	Criticized (a)	Total	Pass	Criticized (a)	Total
Commercial
Commercial and industrial
Automobile	$28,978	$1,292	$30,270	$32,464	$2,353	$34,817
Mortgage	—	—	—	1,760	151	1,911
Other	2,417	280	2,697	883	358	1,241
Commercial real estate
Automobile	2,440	112	2,552	2,305	180	2,485
Mortgage	—	—	—	—	14	14
Total commercial	$33,835	$1,684	$35,519	$37,412	$3,056	$40,468

(a)
Includes loans classified as special mention, substandard, or doubtful. These classifications are based on regulatory definitions and generally represent loans within our portfolio that have a higher default risk or have already defaulted.

The following table presents performing and nonperforming credit quality indicators in accordance with our internal accounting policies for our consumer finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses. Nonperforming loans include finance receivables and loans on nonaccrual status when the principal or interest has been delinquent for 90 days or when full collection is determined not to be probable. Refer to Note 1 for additional information.

	2012			2011
December 31, ($ in millions)	Performing	Nonperforming	Total	Performing	Nonperforming	Total
Consumer automobile	$53,455	$260	$53,715	$63,231	$228	$63,459
Consumer mortgage
1st Mortgage	6,831	342	7,173	6,610	281	6,891
Home equity	2,608	40	2,648	3,044	58	3,102
Total consumer mortgage	$9,439	$382	$9,821	$9,654	$339	$9,993

Impaired Financing Receivables [Table Text Block]
The following table presents information about our impaired finance receivables and loans recorded at historical cost.

December 31, ($ in millions)	Unpaid principal balance	Carrying value before allowance	Impaired with no allowance	Impaired with an allowance	Allowance for impaired loans
2012
Consumer automobile	$260	$260	$90	$170	$16
Consumer mortgage
1st Mortgage	811	725	123	602	137
Home equity	147	148	1	147	49
Total consumer mortgage	958	873	124	749	186
Commercial
Commercial and industrial
Automobile	146	146	54	92	7
Mortgage	—	—	—	—	—
Other	33	33	9	24	7
Commercial real estate
Automobile	37	37	9	28	12
Mortgage	—	—	—	—	—
Total commercial	216	216	72	144	26
Total consumer and commercial finance receivables and loans	$1,434	$1,349	$286	$1,063	$228
2011
Consumer automobile	$69	$69	$—	$69	$7
Consumer mortgage
1st Mortgage	516	508	83	425	126
Home equity	97	98	—	98	46
Total consumer mortgage	613	606	83	523	172
Commercial
Commercial and industrial
Automobile	222	222	64	158	22
Mortgage	—	—	—	—	—
Other	37	37	25	12	5
Commercial real estate
Automobile	68	68	32	36	18
Mortgage	12	12	1	11	5
Total commercial	339	339	122	217	50
Total consumer and commercial finance receivables and loans	$1,021	$1,014	$205	$809	$229
The following tables present average balance and interest income for our impaired finance receivables and loans.

	2012		2011		2010
Year ended December 31, ($ in millions)	Average balance	Interest income	Average balance	Interest income	Average balance	Interest income
Consumer automobile	$131	$12	$35	$2	$—	$—
Consumer mortgage
1st Mortgage	598	24	463	18	405	15
Home equity	95	4	90	4	79	4
Total consumer mortgage	693	28	553	22	484	19
Commercial
Commercial and industrial
Automobile	178	8	303	19	335	13
Mortgage	5	—	19	6	53	2
Other	32	6	84	1	650	6
Commercial real estate
Automobile	64	1	126	7	275	3
Mortgage	6	—	40	1	137	6
Total commercial	285	15	572	34	1,450	30
Total consumer and commercial finance receivables and loans	$1,109	$55	$1,160	$58	$1,934	$49

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The following table presents information related to finance receivables and loans recorded at historical cost modified in connection with a troubled debt restructuring during the period.

	2012 (a)			2011
Year ended December 31, ($ in millions)	Number of loans	Pre-modification carrying value before allowance	Post-modification carrying value before allowance	Number of loans	Pre-modification carrying value before allowance	Post-modification carrying value before allowance
Consumer automobile	36,285	$407	$295	6,411	$85	$85
Consumer mortgage
1st Mortgage	1,664	412	327	375	133	132
Home equity	1,305	24	23	888	51	47
Total consumer mortgage	2,969	436	350	1,263	184	179
Commercial
Commercial and industrial
Automobile	9	15	15	2	5	5
Mortgage	—	—	—	1	38	28
Other	—	—	—	2	11	10
Commercial real estate
Automobile	8	14	13	5	12	11
Mortgage	—	—	—	2	4	3
Total commercial	17	29	28	12	70	57
Total consumer and commercial finance receivables and loans	39,271	$872	$673	7,686	$339	$321

(a)	Due to recent industry practice, bankruptcy loans that have not been reaffirmed have been included within our TDR population beginning in the fourth quarter of 2012.

Finance receivables and loans redefaulted during the period [Table Text Block]
The following table presents information about finance receivables and loans recorded at historical cost that have redefaulted during the reporting period and were within 12 months or less of being modified as a troubled debt restructuring. Redefault is when finance receivables and loans meet the requirements for evaluation under our charge-off policy (Refer to Note 1 for additional information) except for commercial finance receivables and loans where redefault is defined as 90 days past due.

	2012 (a)			2011
Year ended December 31, ($ in millions)	Number of loans	Carrying value before allowance	Charge-off amount	Number of loans	Carrying value before allowance	Charge-off amount
Consumer automobile	2,290	$26	$12	420	$4	$2
Consumer mortgage
1st Mortgage	112	16	1	11	2	—
Home equity	41	3	2	28	2	1
Total consumer mortgage	153	19	3	39	4	1
Commercial
Commercial and industrial
Automobile	4	3	—	1	3	—
Commercial real estate
Automobile	3	3	—	—	—	—
Total commercial	7	6	—	1	3	—
Total consumer and commercial finance receivables and loans	2,450	$51	$15	460	$11	$3

(a)	Due to recent industry practice, bankruptcy loans that have not been reaffirmed have been included within our TDR population beginning in the fourth quarter of 2012.

Consumer Concentration Risk [Table Text Block]
The following table shows the percentage of total consumer finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses by state and foreign concentration.

	2012 (a)		2011
December 31,	Automobile	1st Mortgage and home equity	Automobile	1st Mortgage and home equity
Texas	12.9%	5.8%	9.5%	5.5%
California	5.6	29.2	4.6	25.7
Florida	6.7	3.6	4.8	4.0
Michigan	5.0	4.1	4.0	4.8
Pennsylvania	5.2	1.6	3.6	1.6
Illinois	4.3	4.8	3.1	5.0
New York	4.6	2.0	3.5	2.3
Ohio	4.0	0.8	2.9	1.0
Georgia	3.7	1.9	2.5	1.8
North Carolina	3.3	2.0	2.2	2.1
Other United States	44.7	44.2	32.9	45.9
Foreign (b)	—	—	26.4	0.3
Total consumer loans	100.0%	100.0%	100.0%	100.0%

(a)	Presentation is in descending order as a percentage of total consumer finance receivables and loans at December 31, 2012.

(b)	Foreign consumer finance receivables and loans as of December 31, 2012, was $2 million. These remaining foreign balances are within Finland and the Czech Republic.

Summary of higher-risk mortgage finance receivables and loans [Table Text Block]
The following table summarizes held-for-investment mortgage finance receivables and loans recorded at historical cost and reported at carrying value before allowance for loan losses by higher-risk loan type.

December 31, ($ in millions)	2012	2011
Interest-only mortgage loans (a)	$2,063	$2,947
Below-market rate (teaser) mortgages	192	248
Total higher-risk mortgage finance receivables and loans	$2,255	$3,195

(a)	The majority of the interest-only mortgage loans are expected to start principal amortization in 2015 or beyond.
The following table presents our five largest state concentrations within our held-for-investment mortgage finance receivables and loans recorded at historical cost and reported at carrying value before allowance for loan losses by higher-risk loan type.

December 31, ($ in millions)	Interest-only mortgage loans	Below-market rate (teaser) mortgages	Total higher-risk mortgage loans
2012
California	$500	$60	$560
Virginia	216	9	225
Maryland	166	5	171
Illinois	107	6	113
Michigan	106	5	111
Other United States	968	107	1,075
Total higher-risk mortgage loans	$2,063	$192	$2,255
2011
California	$748	$78	$826
Virginia	274	10	284
Maryland	217	6	223
Illinois	153	8	161
Michigan	199	9	208
Other United States	1,356	137	1,493
Total higher-risk mortgage loans	$2,947	$248	$3,195

Commercial Concentration Risk [Table Text Block]
The commercial real estate portfolio consists of loans issued primarily to automotive dealers. The following table shows the percentage of total commercial real estate finance receivables and loans reported at carrying value before allowance for loan losses by geographic region and property type.

December 31,	2012	2011
Geographic region
Texas	13.0%	12.4%
Michigan	12.6	14.1
Florida	11.7	12.4
California	9.3	9.3
New York	4.9	3.5
Virginia	3.9	4.1
North Carolina	3.9	2.1
Pennsylvania	3.3	2.9
Georgia	3.0	2.5
Tennessee	2.3	1.8
Other United States	32.1	28.3
Foreign	—	6.6
Total commercial real estate finance receivables and loans	100.0%	100.0%
Property type
Automotive dealers	100.0%	99.4%
Other	—	0.6
Total commercial real estate finance receivables and loans	100.0%	100.0%

Commercial Criticized Exposure [Table Text Block]
Finance receivables and loans classified as special mention, substandard, or doubtful are deemed as criticized. These classifications are based on regulatory definitions and generally represent finance receivables and loans within our portfolio that have a higher default risk or have already defaulted. The following table presents the percentage of total commercial criticized finance receivables and loans reported at carrying value before allowance for loan losses by industry concentrations.

December 31,	2012	2011
Industry
Automotive	85.7%	82.9%
Manufacturing	5.5	1.8
Services	4.9	1.9
Other	3.9	13.4
Total commercial criticized finance receivables and loans	100.0%	100.0%